Annual Total Returns - Franklin Federal Limited-Term Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF1-34 - Franklin Federal Limited-Term Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	2.67%
Annual Return 2011	4.08%
Annual Return 2012	1.96%
Annual Return 2013	0.37%
Annual Return 2014	1.09%
Annual Return 2015	0.42%
Annual Return 2016	0.05%
Annual Return 2017	0.38%
Annual Return 2018	1.26%
Annual Return 2019	3.45%